Borrowings - Summary of Details of Call Money (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Call Money [Line Items]
Call money	₩ 1,677,666	₩ 1,179,932
The Export-Import Bank of Korea and others
Disclosure Of Detailed Information About Call Money [Line Items]
Call money	₩ 40,000	510,000
The Export-Import Bank of Korea and others | Bottom Of Range Member
Disclosure Of Detailed Information About Call Money [Line Items]
Annual interest rate	1.52%
The Export-Import Bank of Korea and others | Top Of Range Member
Disclosure Of Detailed Information About Call Money [Line Items]
Annual interest rate	1.52%
Bank Mandiri and others
Disclosure Of Detailed Information About Call Money [Line Items]
Call money	₩ 1,637,666	₩ 669,932
Bank Mandiri and others | Bottom Of Range Member
Disclosure Of Detailed Information About Call Money [Line Items]
Annual interest rate	0.00%
Bank Mandiri and others | Top Of Range Member
Disclosure Of Detailed Information About Call Money [Line Items]
Annual interest rate	4.25%